Statutory Prospectus Supplement dated June 6, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:
Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Commodity Strategy Fund
Invesco China Fund
Invesco Developing Markets Fund
Invesco Emerging Market Local Currency Debt Fund
Invesco Endeavor Fund
Invesco International Total Return Fund
Invesco LIBOR Alpha Fund
Invesco Small Companies Fund
Effective June 6, 2011, all references to Invesco LIBOR Alpha Fund are hereby deleted.